Income Taxes Relating to Continuing Operations - Disclosure of Deductible Temporary Differences and Unused Loss Carryforwards (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences	$ 51,833	$ 39,682
Unused tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	472,982	370,404
Unused tax losses | Expire in 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	0	829
Unused tax losses | Expire in 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	9,242	9,868
Unused tax losses | Expire in 2026
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	41,694	44,518
Unused tax losses | Expire in 2027
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	36,506	38,979
Unused tax losses | Expire in 2028
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	64,264	68,604
Unused tax losses | Expire in 2029
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	21,865	22,022
Unused tax losses | Expire in 2030
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	30,929	33,008
Unused tax losses | Expire in 2031
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	39,553	42,150
Unused tax losses | Expire in 2032
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	49,934	47,887
Unused tax losses | Expire in 2033
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	53,337	62,539
Unused tax losses | Expire in 2034
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Loss carryforwards	$ 125,658	$ 0